Client Name:
Client Project Name:	BRAVO 2024-RPL1
Start - End Dates:	2/21/2018 - 1/31/2020
Deal Loan Count:	6

Rating Agency ATR QM Data Fields

Loans in Report:	6

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
RPL1995	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	3177.5	XXXXXX	6.303	Unemployed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	XXXXXX
RPL2008	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	8645	XXXXXX	6.5473	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	XXXXXX
RPL1515	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	11.9788	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	XXXXXX
RPL1542	ATR/QM: Not Applicable	Yes	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	11.7591	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	XXXXXX
RPL1326	QM: GSE Temporary - QM/RP	No	Yes	XXXXXX	XXXXXX	No	Yes	13313.23	XXXXXX	5.9891	Employed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	XXXXXX
RPL1994	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.8397	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	XXXXXX

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